Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement of balance sheet - USD ($)	Nov. 07, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
As Previously Reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock subject to possible redemption	$ 112,525,160	$ 123,698,687	$ 120,514,260	$ 120,945,058	$ 121,831,059	$ 123,982,509	$ 124,081,469	$ 123,705,148
Common stock	432	405	435	430	424	403	402	402
Additional paid-in capital	5,020,136	3,699,904	6,884,301	6,453,508	5,567,513	3,416,084	3,317,125	3,693,446
Accumulated deficit	(20,567)	1,299,693	(1,884,733)	(1,453,933)	(567,927)	1,583,517	1,682,483	1,306,153
Total stockholders’ equity (deficit)	5,000,001	5,000,002	5,000,003	5,000,005	5,000,010	5,000,004	5,000,010	5,000,001
Number of shares subject to redemption	11,252,516	12,321,300	12,032,081	12,066,613	12,133,696	12,358,836	12,358,836	12,353,237
Adjustment [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock subject to possible redemption	7,474,840	6,829,335	9,710,295	9,371,001	8,713,900	6,553,480	6,452,799	6,492,214
Common stock	(75)	(68)	(98)	(93)	(87)	(66)	(65)	(65)
Additional paid-in capital	(5,020,136)	(3,699,904)	(6,884,301)	(6,453,508)	(5,567,513)	(3,416,084)	(3,317,125)	(3,693,446)
Accumulated deficit	(2,454,196)	(3,129,363)	(2,825,896)	(2,917,400)	(3,146,300)	(3,137,330)	(3,135,609)	(2,798,703)
Total stockholders’ equity (deficit)	(7,474,840)	(6,829,335)	(9,710,295)	(9,371,001)	(8,713,900)	(6,553,480)	(6,452,799)	(6,492,214)
Number of shares subject to redemption	747,484	680,252	969,471	934,939	867,856	642,716	642,716	648,315
As Restated [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock subject to possible redemption	120,000,000	130,528,022	130,224,555	130,316,059	130,544,959	130,535,989	130,534,268	130,197,362
Common stock	357	337	337	337	337	337	337	337
Additional paid-in capital
Accumulated deficit	(2,475,196)	(1,829,670)	(4,710,629)	(4,371,333)	(3,714,227)	(1,553,813)	(1,453,126)	(1,492,550)
Total stockholders’ equity (deficit)	(2,474,839)	(1,829,333)	(4,710,292)	(4,370,996)	(3,713,890)	(1,553,476)	(1,452,789)	(1,492,513)
Number of shares subject to redemption	$ 12,000,000	$ 13,001,552	$ 13,001,552	$ 13,001,552	$ 13,001,552	$ 13,001,552	$ 13,001,552	$ 13,001,552